Accounting principles, rules and methods - Going concern (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Apr. 30, 2022	Dec. 31, 2018
Disclosure Of Disclosure Of Going Concern [Line Items]
Profit (loss)	€ (31,164)	€ (25,517)	€ (18,946)
Cash and cash equivalents	23,926	5,847	€ 6,337		€ 14,406
Liquid investments		€ 12,500
2021 Atlas Contract, Trance one
Disclosure Of Disclosure Of Going Concern [Line Items]
Amount of tranche				€ 4,000
2021 Atlas contract
Disclosure Of Disclosure Of Going Concern [Line Items]
Remaining funding line of convertible notes	€ 32,000